NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Jun. 30, 2024	Mar. 31, 2024
Cash	$ 5,262,832
Working capital	1,340,175
Accumulated deficit	$ (70,850,511)	$ (70,027,712)